Intangibles (Remaining Amortization) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Intangibles Remaining Amortization - Year 1	$ 41,258,000
Intangibles Remaining Amortization - Year 2	36,954,000
Intangibles Remaining Amortization - Year 3	24,003,000
Intangibles Remaining Amortization - Year 4	18,541,000
Intangibles Remaining Amortization - Year 5	13,695,000
Intangibles Remaining Amortization - Thereafter	42,522,000
Net book value	$ 176,973,000	$ 165,929,000